Exhibit 99.1

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

Class A-1	36162W AA5	0.26000%	171,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36162W AB3	0.50000%	218,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36162W AC1	0.69000%	181,000,000.00	17,532,173.31	12,009,062.08	10,081.00	12,019,143.08	5,523,111.23
Class A-4	36162W AD9	0.90000%	139,450,000.00	139,450,000.00	0.00	104,587.50	104,587.50	139,450,000.00
Class B	36162W AE7	1.23000%	28,457,000.00	28,457,000.00	0.00	29,168.43	29,168.43	28,457,000.00
Class C	36162W AF4	1.54000%	28,457,000.00	28,457,000.00	0.00	36,519.82	36,519.82	28,457,000.00
TOTALS			766,364,000.00	213,896,173.31	12,009,062.08	180,356.75	12,189,418.83	201,887,111.23

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36162W AA5	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36162W AB3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36162W AC1	96.8628360	66.3484093	0.0556961	66.4041054	30.5144267
Class A-4	36162W AD9	1000.0000000	0.0000000	0.7500000	0.7500000	1000.0000000
Class B	36162W AE7	1000.0000000	0.0000000	1.0250002	1.0250002	1000.0000000
Class C	36162W AF4	1000.0000000	0.0000000	1.2833335	1.2833335	1000.0000000
TOTALS		279.1051945	15.6701803	0.2353408	15.9055212	263.4350142

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.2182321
Servicer Advances	0.0000000
Administration Fees	0.0003262

1

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Funding of the Collection Account

(i)	Principal Payments Received on Loans	9,650,787.33

(ii)	Interest Payments Received on Loans	994,114.11

(iii)	Payments Received on Leases	2,045,203.53

(iv)	Recoveries	92,049.53

(v)	Purchase Amount of Receivables and related Equipment that became Purchased Receivables during the related Collection Period pursuant to the Receivables Purchase and Sale Agreement	0.00

(vi)	Investment Earnings	1,405.91

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	12,783,560.41

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	12,783,560.41

2

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		12,783,560.41

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	167,245.25
	Total amount due	167,245.25
	Total amount paid	167,245.25
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		167,245.25

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		167,245.25

	Total funds in the Note Distribution Account available for distribution		12,616,315.16

3

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	114,668.50

4.	Class A Note Principal where Class A Note balance exceeds Aggregate	0.00
	Receivable Value

5.	Class B Note Interest Payment	29,168.43

6.	Class A & B Note Principal where Class A & B Note balance exceeds	0.00
	Aggregate Receivable Value

7.	Class C Note Interest Payment	36,519.82

8.	Principal Payments on the Notes

	(i) Class A Note Principal	11,582,915.75
	(ii) Class B Note Principal	0.00
	(iii) Class C Note Principal	0.00

9.	50% of Excess Spread Amount as Principal on Notes	426,146.33

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	426,146.33

4

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	10,081.00
Interest Paid	10,081.00
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	104,587.50
Interest Paid	104,587.50
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	29,168.43
Interest Paid	29,168.43
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	36,519.82
Interest Paid	36,519.82
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	11,582,915.75
Class A-3 Principal Paid	11,582,915.75
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	426,146.33
Class A-3 Total Principal Payment Amount		12,009,062.08

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

Class C Principal Payment Amount
Class C Principal Due	0.00
Class C Principal Paid	0.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		0.00

6

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,880,902.83	3.86%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	790,472,226.61

Required Reserve Account Amount		15,809,444.53	6.18%	2.00%

Opening Reserve Account Balance		15,809,444.53	6.18%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		15,809,444.53	6.18%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		15,809,444.53	6.18%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 1,287.44 have been deposited into Collections

7

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Collateral Activity

Beginning Aggregate Receivable Balance	267,592,394.86	Overcollateralization:
Principal Collections on Loans	9,650,787.33	Ending Aggregate Receivable Balance	256,009,479.11
Lease Value Payments	1,722,203.26	Ending Outstanding Principal Balance of Notes	201,887,111.23
Gross Charge-offs	183,490.38	Ending Overcollateralization Amount	54,122,367.88
Total Repurchased Contracts	0.00
Adjustments	26,434.78
Ending Aggregate Receivable Balance	256,009,479.11

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	3,799	251,671,628.58
31 - 60 Days Past Due	46	2,601,186.29
61 - 90 Days Past Due	4	308,744.78
91 - 120 Days Past Due	5	181,851.07
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	1	38,252.38
181 or more Days Past Due	8	1,207,816.01
Total	3,863	256,009,479.11

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time Receivables became defaulted)	13,510,496.29	302,809.15	13,813,305.44	1.7475%

Charge-offs	3,176,527.02	136,440.38	3,312,967.40	0.4191%

Recoveries	276,019.86	92,049.53	368,069.39	0.0466%

8

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

11/24/2015	46		4		5		0		1		8		64
		2,601,186.29		308,744.78		181,851.07		0.00		38,252.38		1,207,816.01		4,337,850.53

10/26/2015	22		3		1		3		0		9		38
		1,076,035.14		18,074.71		148,547.01		116,910.42		0.00		1,238,138.91		2,597,706.19

09/24/2015	15		21		8		3		2		7		56
		437,369.28		900,966.35		745,058.46		323,451.46		240,155.18		997,983.73		3,644,984.46

08/24/2015	24		0		4		6		6		8		48
		1,391,824.53		0.00		414,503.86		535,126.36		627,492.15		2,874,818.36		5,843,765.26

07/24/2015	21		6		7		8		1		8		51
		1,269,226.77		444,483.84		415,157.71		806,190.00		66,571.22		3,158,868.61		6,160,498.15

06/24/2015	24		7		13		2		0		11		57
		1,407,288.15		455,087.64		1,066,080.46		68,810.14		0.00		3,856,830.17		6,854,096.56

05/26/2015	29		11		5		4		4		9		62
		1,588,529.11		644,060.26		211,990.08		358,345.39		2,931,804.08		982,092.17		6,716,821.09

04/24/2015	19		5		5		5		3		8		45
		960,037.04		291,501.39		378,931.99		2,965,521.52		631,754.45		479,671.09		5,707,417.48

03/24/2015	34		7		8		6		3		12		70
		2,246,095.93		485,205.35		3,202,121.85		715,116.63		219,988.17		590,752.07		7,459,280.00

02/24/2015	10		19		11		3		1		13		57
		877,910.39		2,045,607.05		2,912,128.02		236,484.03		6,691.84		911,016.27		6,989,837.60

01/26/2015	23		6		4		2		2		24		61
		3,742,190.81		699,435.04		250,269.16		40,847.06		130,562.61		1,124,032.07		5,987,336.75

12/24/2014	29		13		1		2		2		25		72
		2,183,915.15		494,897.94		17,134.95		130,562.61		133,901.31		1,134,511.62		4,094,923.58

9

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Historical Detail

Performance Data

Payment	Defaulted			Purchased	Aggregate Receivable	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Value	Overcollateralization	CPR

11/24/2015	13,813,305.44	3,312,967.40	368,069.39	2,053,823.03	256,009,479.11	54,122,367.88	9.33%

10/26/2015	13,510,496.29	3,176,527.02	276,019.86	2,053,823.03	267,592,394.86	53,696,221.55	9.50%

09/24/2015	12,304,388.84	3,002,735.74	275,019.86	2,053,823.03	281,694,620.79	53,337,510.04	9.35%

08/24/2015	10,738,813.13	2,448,828.82	274,519.86	2,053,823.03	296,435,581.74	52,984,745.83	9.14%

07/24/2015	10,365,917.87	2,368,266.30	273,769.86	2,053,823.03	310,517,447.47	52,384,604.65	9.10%

06/24/2015	10,043,685.54	2,303,077.47	259,751.11	2,053,823.03	328,046,355.75	51,842,921.06	8.70%

05/26/2015	9,482,044.87	2,045,576.50	94,501.11	2,053,823.03	343,120,464.57	51,246,655.45	8.61%

04/24/2015	9,403,565.28	2,030,888.01	94,251.11	2,053,823.03	356,608,676.80	50,701,232.98	8.71%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivable Purchase and Sale Agreement	03/31/2014	V8750701001	718,302.73

	10/31/2014	V8740624001	97,398.90

	10/31/2014	V8740624002	97,398.92

	10/31/2014	V8745622001	114,426.08

	10/31/2014	V8745622002	114,426.08

	10/31/2014	V8745622003	114,426.08

	10/31/2014	V8745622004	114,426.08

	10/31/2014	V8745622005	114,426.08

	10/31/2014	V8745622006	114,426.08

	10/31/2014	V8745622007	114,426.08

	10/31/2014	V8746087001	115,979.01

	10/31/2014	V8746089001	45,989.48

	10/31/2014	V8746089002	45,989.48

	10/31/2014	V8748401001	12,336.24

	10/31/2014	V8748402001	12,336.24

	10/31/2014	V8748404001	12,336.24

	10/31/2014	V8748405001	12,336.24

	10/31/2014	V8751254001	35,100.12

	10/31/2014	V8761167001	47,336.87

Cumulative Repurchase Amount			2,053,823.03

11

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	3/20/2013	SERIES 2013-1
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	3/24/2021

Top Obligor Information

Obligor Name	Net Receivable Balance
Obligor 1	6,219,131.06
Obligor 2	5,092,641.49
Obligor 3	4,734,933.33
Obligor 4	4,325,730.19
Obligor 5	3,905,456.24
Obligor 6	3,447,629.90
Obligor 7	3,390,152.72
Obligor 8	2,424,612.00
Obligor 9	2,133,855.15
Obligor 10	1,987,352.69
Obligor 11	1,921,104.11
Obligor 12	1,920,420.36
Obligor 13	1,916,370.59
Obligor 14	1,882,016.82
Obligor 15	1,813,765.37
Obligor 16	1,656,481.48
Obligor 17	1,519,058.42
Obligor 18	1,471,526.02
Obligor 19	1,398,353.93
Obligor 20	1,347,704.98

12

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2013-1

November 24, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	239,268,369.71	3,609	93.46%
1 to 30 Past Due	12,403,258.87	190	4.84%
31 to 60 Past Due	2,601,186.29	46	1.02%
61 to 90 Days Delinquent	308,744.78	4	0.12%
91 to 120 Days Delinquent	181,851.07	5	0.07%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	38,252.38	1	0.01%
181 Days Plus Delinquent	1,207,816.01	8	0.47%

Asset Aging Detail	Page 1 of 3	11/23/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2013-1

November 24, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	4,434,356.43	149
Net Charge Offs	3,312,967.40	149
Recoveries	368,069.39	19
Net Loss	2,944,898.01	149
Defaulted Receivable Balance	13,813,305.44	161
Current Period:
Gross Charge Offs	183,490.38	2
Net Charge Offs	136,440.38	2
Recoveries	92,049.53	3
Defaulted Receivable Balance	302,809.15	2

Average Aggregate Receivable Value:	499,654,797.95	6,741
Aggregate Net Loss Ratio:	0.59%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	28,794.52	33.56%
Average Net Charge Off	21,512.78	25.07%
Average Recovery	2,390.06	2.79%
Average Net Loss	19,122.71	22.29%

Average Receivable Value at the time of Loss or Default	85,796.93

Asset Loss and Recovery Detail	Page 2 of 3	11/23/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff -Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	11/23/2015